Borrowings - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total borrowing	$ 1,250,270	$ 1,154,448
Less: current portion	(38,781)	(34,714)
Add: bond premium	1,905	0
Total long-term borrowings	1,213,394	1,119,734
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans Payable to Bank	132,750	137,250
BNP Paribas SA Bank and DVB Bank S.E.
Debt Instrument [Line Items]
Loans Payable to Bank	72,000	74,250
DVB Bank S.E. and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Loans Payable to Bank	37,655	39,448
Eurobank Ergasias S.A. $52.2 million
Debt Instrument [Line Items]
Loans Payable to Bank	45,117	46,482
Eurobank Ergasias S.A. $52.0 million
Debt Instrument [Line Items]
Loans Payable to Bank	42,222	43,446
ABN AMRO Bank N.V
Debt Instrument [Line Items]
Loans Payable to Bank	38,355	41,336
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Loans Payable to Bank	24,971	24,971
DVB Bank SE and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans Payable to Bank	53,096	49,943
Ship Mortgage Notes $670 million
Debt Instrument [Line Items]
Loans Payable to Bank	670,000	610,000
Deutsche Bank AG Filiale Deutschlandgeschaft
Debt Instrument [Line Items]
Loans Payable to Bank	45,493	47,652
HSH Nordbank AG $40.3 million
Debt Instrument [Line Items]
Loans Payable to Bank	38,411	39,670
HSH Nordbank AG $ 51.0 million
Debt Instrument [Line Items]
Loans Payable to Bank	$ 50,200	$ 0